Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015		Mar. 31, 2014
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 1,315		¥ 1,490
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	[1]	¥ 1,315		¥ 1,490
Liabilities:
Short-term borrowings
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	[1]	¥ 80		¥ 134
Total Liabilities		¥ 80		¥ 134	[1]
Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	[1]	¥ 328		¥ 364
Deposits with stock exchanges and other segregated cash	[1]	453		336
Loans receivable	[1],[2]	1,141		1,068
Securities purchased under agreements to resell	[1]	8,479		9,618
Securities borrowed	[1]	8,238		7,729
Total Assets	[1]	18,639		19,115
Liabilities:
Short-term borrowings	[1]	661		599
Deposits received at banks	[1]	1,220		1,114
Securities sold under agreements to repurchase	[1]	12,214		13,938
Securities loaned	[1]	2,494		2,360
Long-term borrowings	[1]	7,760		7,674
Total Liabilities	[1]	¥ 24,349		¥ 25,685
Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	[1],[2]	¥ 319		¥ 258
Securities purchased under agreements to resell		¥ 2	[1]
Securities borrowed
Total Assets	[1]	¥ 321		¥ 258
Liabilities:
Short-term borrowings		1		3	[1]
Deposits received at banks	[1]	0		0
Securities sold under agreements to repurchase	[1]	¥ 3		¥ 0
Securities loaned
Long-term borrowings	[1]	¥ 525		¥ 394
Total Liabilities	[1]	529		397
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	1,315		1,490
Time deposits	[1]	328		364
Deposits with stock exchanges and other segregated cash	[1]	453		336
Loans receivable	[1],[2]	1,460		1,327
Securities purchased under agreements to resell	[1]	8,481		9,618
Securities borrowed	[1]	8,238		7,729
Total Assets	[1]	20,275		20,864
Liabilities:
Short-term borrowings	[1]	662		602
Deposits received at banks	[1]	1,220		1,114
Securities sold under agreements to repurchase	[1]	12,217		13,938
Securities loaned	[1]	2,494		2,360
Long-term borrowings	[1]	8,336		8,227
Total Liabilities	[1]	24,929		26,241
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	1,315		1,490
Time deposits	[1]	328		364
Deposits with stock exchanges and other segregated cash	[1]	453		336
Loans receivable	[1],[2]	1,460		1,326
Securities purchased under agreements to resell	[1]	8,481		9,618
Securities borrowed	[1]	8,238		7,729
Total Assets	[1]	20,275		20,863
Liabilities:
Short-term borrowings	[1]	662		602
Deposits received at banks	[1]	1,220		1,114
Securities sold under agreements to repurchase	[1]	12,217		13,938
Securities loaned	[1]	2,494		2,360
Long-term borrowings	[1]	8,365		8,202
Total Liabilities	[1]	¥ 24,958		¥ 26,216

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.